Share Capital - Additional Information (Details) $ in Thousands, $ in Thousands		12 Months Ended
	Oct. 31, 2022 CAD ($) shares	Mar. 31, 2025 CAD ($) shares vote	Mar. 31, 2025 USD ($) shares vote	Mar. 31, 2024 CAD ($) shares vote	Mar. 31, 2024 USD ($) shares vote	Dec. 01, 2024 shares	Sep. 13, 2023 shares
Disclosure of classes of share capital [line items]
Allowable purchase for cancellation of subordinate voting shares | shares							2,411,570
Allowable purchase for cancellation of subordinate voting shares, percent							5.00%
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition		$ 2,875
Shares purchased for cancellation		402		$ 953
Exercise of stock options				$ 6
RSUs
Disclosure of classes of share capital [line items]
Shares purchased for settlement		$ 148
Number of other equity instruments settled (in shares) | shares		116,566	116,566	181,498	181,498
Issuance of subordinate voting shares		$ (97)		$ 0
PSUs
Disclosure of classes of share capital [line items]
Number of other equity instruments settled (in shares) | shares		89,712	89,712	0	0
Issuance of subordinate voting shares		$ (54)
Long Term Incentive Plan | RSUs
Disclosure of classes of share capital [line items]
Number of other equity instruments settled (in shares) | shares				181,498	181,498
Long Term Incentive Plan | PSUs
Disclosure of classes of share capital [line items]
Number of other equity instruments settled (in shares) | shares		55,942	55,942
Share capital
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares		3,449,103	3,449,103
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition		$ 2,875
Shares purchased for cancellation		717		$ 1,724
Exercise of stock options				$ 8
Share capital | RSUs
Disclosure of classes of share capital [line items]
Shares purchased for settlement		$ 244
Number of instruments issued (in shares) | shares		69,840	69,840	14,707	14,707
Issuance of subordinate voting shares		$ 169		$ 33
Share capital | PSUs
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares		23,812	23,812
Issuance of subordinate voting shares		$ 222
Deficit
Disclosure of classes of share capital [line items]
Shares purchased for cancellation		(315)		(771)
Deficit | RSUs
Disclosure of classes of share capital [line items]
Shares purchased for settlement		(96)
Deficit | PSUs
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares		245
Contributed surplus
Disclosure of classes of share capital [line items]
Exercise of stock options				(2)
Contributed surplus | RSUs
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares		(266)		$ (33)
Contributed surplus | PSUs
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares		$ (521)
XRM Vision Inc. | Share capital
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares		3,449,103	3,449,103
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition		$ 5,750
Subordinate Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote		1	1	1	1
Exercise of stock options				$ 6
Increase (decrease) in number of ordinary shares issued (in shares) | shares				73,682	73,682
Proceeds from issuing shares				$ 201
Subordinate Voting Shares | Long Term Incentive Plan
Disclosure of classes of share capital [line items]
Increase (decrease) in number of ordinary shares issued (in shares) | shares				14,707	14,707
Proceeds from issuing shares				$ 33
Subordinate Voting Shares | Share capital
Disclosure of classes of share capital [line items]
Shares purchased for cancellation (in shares) | shares		205,483	205,483	493,878	493,878
Delivery of shares upon settlement of RSUs (in shares) | shares		69,840	69,840
Shares purchased for settlement of RSUs		$ 244
Delivery of shares upon settlement of RSUs		169
Exercise of stock options				$ 8
Subordinate Voting Shares | Share capital | RSUs
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares				14,707	14,707
Issuance of subordinate voting shares				$ 33
Subordinate Voting Shares | Contributed surplus
Disclosure of classes of share capital [line items]
Exercise of stock options				(2)
Subordinate Voting Shares | Datum Consulting Group, LLC
Disclosure of classes of share capital [line items]
Equity interest issued or issuable		$ 1,971,000	$ 1,438	$ 1,924	$ 1,438
Subordinate Voting Shares | Datum Consulting Group, LLC | Share capital
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares		622,420	622,420	622,421	622,421
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition		$ 1,971		$ 1,924
Subordinate Voting Shares | XRM Vision Inc.
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares						1,724,550
Subordinate Voting Shares | XRM Vision Inc. | Other consideration
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares						1,724,553
Subordinate Voting Shares | XRM Vision Inc. | Purchase consideration
Disclosure of classes of share capital [line items]
Number of instruments issued (in shares) | shares						1,724,550
Subordinate Voting Shares | XRM Vision Inc. | Share capital
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares		3,449,103	3,449,103
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition		$ 2,875
Subordinate Voting Shares | Trafic 3W Inc | Share capital
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares				50,000	50,000
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition				$ 33
Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote		10	10	10	10
Multiple Voting Shares | Trafic 3W Inc
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares	50,000
Issuance of subordinate voting shares	$ (33)
Multiple Voting Shares | Trafic 3W Inc | Share capital
Disclosure of classes of share capital [line items]
Stock issued during period shares business combination (in shares) | shares				(50,000)	(50,000)
Issuance of Subordinate Voting Shares pursuant to the XRM Acquisition				$ (33)
Series A Preferred Shares
Disclosure of classes of share capital [line items]
Daily rate, calculation of non cumulative preferred dividend		0.02%	0.02%
Series B Preferred Shares
Disclosure of classes of share capital [line items]
Daily rate, calculation of non cumulative preferred dividend		0.05%	0.05%
Subordinate Voting Shares and Multiple Voting Shares
Disclosure of classes of share capital [line items]
Number of share options exercised in share-based payment arrangement (in shares) | shares				2,500	2,500
Subordinate Voting Shares and Multiple Voting Shares | Share capital
Disclosure of classes of share capital [line items]
Issuance of subordinate voting shares from exercise of stock options				$ 8